Average Annual Total Returns - AZL Russell 1000 Value Index Fund	Apr. 30, 2021
RussellValueIndex [Member]
Average Annual Return:
1 Year	2.80%	[1]
5 Years	9.74%	[1]
10 Years	10.50%	[1]
Since Inception	10.36%	[1]
AZL Russell 1000 Value Index Fund Class 2
Average Annual Return:
1 Year	2.01%
5 Years	9.00%
10 Years	9.74%
Since Inception
AZL Russell 1000 Value Index Fund Class 1
Average Annual Return:
1 Year	2.25%
5 Years
10 Years
Since Inception	9.10%
Inception Date	Oct. 17, 2016

[1]	Reflects no deduction for fees, expenses, or taxes.